Other non-current assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Prepayment for automobiles	¥ 149,215	¥ 261,768
Automobiles purchased for future leases	359,760	583,298
Long-term prepaid expenses	74,113	123,554
Deposits and others	581,939	416,424
Other non-current assets	¥ 1,165,027	¥ 1,385,044